Document and Entity Information	Mar. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000049754
Document Type	8-K
Document Period End Date	Mar. 17, 2020
Entity Registrant Name	Dine Brands Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-15283
Entity Tax Identification Number	95-3038279
Entity Address, Address Line One	450 North Brand Boulevard
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203-2306
City Area Code	(818)
Local Phone Number	240-6055
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	DIN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false